SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Sit Small Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 99.8%

Commercial Services - 5.0%
ASGN, Inc. *	19,450	1,588,676
Booz Allen Hamilton Holding Corp.	16,900	1,846,663
Colliers International Group, Inc.	11,050	1,052,512
FTI Consulting, Inc. *	3,075	548,611

		5,036,462

Communications - 0.7%
Iridium Communications, Inc.	16,325	742,624

Consumer Durables - 1.8%
Take-Two Interactive Software, Inc. *	4,075	572,089
YETI Holdings, Inc. *	25,325	1,221,172

		1,793,261

Consumer Non-Durables - 0.9%
Crocs, Inc. *	10,675	941,855

Consumer Services - 2.4%
Nexstar Media Group, Inc.	11,400	1,634,418
Vail Resorts, Inc.	3,550	787,710

		2,422,128

Electronic Technology - 9.9%
Arista Networks, Inc. *	14,125	2,598,011
Ciena Corp. *	14,150	668,729
Coherent Corp. *	20,075	655,248
Entegris, Inc.	5,249	492,934
MKS Instruments, Inc.	13,400	1,159,636
Monolithic Power Systems, Inc.	5,675	2,621,850
Skyworks Solutions, Inc.	10,800	1,064,772
Stratasys, Ltd. *	46,175	628,442

		9,889,622

Energy Minerals - 5.1%
Northern Oil & Gas, Inc.	65,575	2,638,082
Oasis Petroleum, Inc.	15,100	2,447,257

		5,085,339

Finance - 6.9%
Air Lease Corp.	33,325	1,313,338
Artisan Partners Asset Management, Inc.	31,825	1,190,892
Axis Capital Holdings, Ltd.	22,975	1,295,101
H&E Equipment Services, Inc.	34,350	1,483,576
Hannon Armstrong Sust. Inf. Cap., Inc.	25,800	546,960
Physicians Realty Trust	32,600	397,394
Stifel Financial Corp.	11,800	724,992

		6,952,253

Health Services - 4.9%
Addus HomeCare Corp. *	18,550	1,580,275
Encompass Health Corp.	19,675	1,321,373
Tenet Healthcare Corp. *	30,700	2,022,823

		4,924,471

Health Technology - 11.9%
Align Technology, Inc. *	2,150	656,438
AtriCure, Inc. *	28,300	1,239,540
Bio-Techne Corp.	14,800	1,007,436
Exact Sciences Corp. *	12,425	847,634
Halozyme Therapeutics, Inc. *	26,450	1,010,390

Name of Issuer	Quantity	Fair Value ($)

Inmode, Ltd. *	32,900	1,002,134
Insulet Corp. *	3,525	562,202
Intellia Therapeutics, Inc. *	20,750	656,115
Lantheus Holdings, Inc. *	18,750	1,302,750
Sarepta Therapeutics, Inc. *	9,450	1,145,529
Seres Therapeutics, Inc. *	206,150	490,637
STERIS, PLC	6,675	1,464,628
Twist Bioscience Corp. *	12,250	248,185
Vericel Corp. *	8,525	285,758

		11,919,376

Industrial Services - 9.1%
EMCOR Group, Inc.	9,600	2,019,744
KBR, Inc.	43,500	2,563,890
MYR Group, Inc. *	8,675	1,169,043
TechnipFMC, PLC	73,550	1,496,007
Waste Connections, Inc.	14,025	1,883,558

		9,132,242

Non-Energy Minerals - 4.3%
AZEK Co., Inc. *	24,200	719,708
Eagle Materials, Inc.	10,300	1,715,156
MP Materials Corp. *	33,350	636,985
Trex Co., Inc. *	20,825	1,283,445

		4,355,294

Process Industries - 3.4%
Avient Corp.	13,200	466,224
Cabot Corp.	7,700	533,379
Olin Corp.	48,175	2,407,786

		3,407,389

Producer Manufacturing - 10.5%
AZZ, Inc.	22,575	1,028,968
Belden, Inc.	15,850	1,530,318
Carlisle Cos., Inc.	2,200	570,372
Crane Co.	19,075	1,694,623
Crane NXT Co.	19,075	1,059,998
Donaldson Co., Inc.	13,575	809,613
Hubbell, Inc.	4,375	1,371,169
Lincoln Electric Holdings, Inc.	5,400	981,666
Regal Rexnord Corp.	6,755	965,154
Zurn Water Solutions Corp.	19,325	541,486

		10,553,367

Retail Trade - 3.8%
Boot Barn Holdings, Inc. *	17,525	1,422,855
Casey’s General Stores, Inc.	4,300	1,167,536
Ulta Beauty, Inc. *	3,050	1,218,322

		3,808,713

Technology Services - 12.4%
Altair Engineering, Inc. *	25,933	1,622,368
ANSYS, Inc. *	2,950	877,772
Aspen Technology, Inc. *	5,281	1,078,697
Euronet Worldwide, Inc. *	5,050	400,869
Globant SA *	11,350	2,245,598
HubSpot, Inc. *	3,175	1,563,688
nCino, Inc. *	15,975	508,005
Paycom Software, Inc.	6,225	1,613,956
PTC, Inc. *	17,600	2,493,568

		12,404,521

SEPTEMBER 30, 2023	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Sit Small Cap Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Transportation - 6.3%
Alaska Air Group, Inc. *	17,675	655,389
Golar LNG, Ltd.	68,100	1,652,106
Knight-Swift Transportation Holdings, Inc.	18,725	939,059
Marten Transport, Ltd.	48,000	946,080
TFI International, Inc.	16,525	2,121,975

		6,314,609

Utilities - 0.5%
Chesapeake Utilities Corp.	4,925	481,419

Total Common Stocks (cost: $63,232,478)		100,164,945

Short-Term Securities - 0.3%
Fidelity Inst. Money Mkt. Gvt. Fund, 5.27% (cost $349,980)	349,980	349,980

Total Investments in Securities - 100.1% (cost $63,582,458)		100,514,925

Other Assets and Liabilities, net - (0.1)%		(112,630)

Net Assets - 100.0%		$100,402,295

* Non-income producing security.

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2023 is as follows:

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks**	100,164,945	—	—	100,164,945
Short-Term Securities	349,980	—	—	349,980
Total:	100,514,925	—	—	100,514,925

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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